Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [line items]
Value of shares received as consideration for the disposal of long term equity investments	$ 12	$ 48